Business Combinations - Schedule of estimated useful lives as of date of acquisition (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current	$ (1,355)
Fair value of identifiable intangible assets	31,349
Customer Relationships [Member]
Business Acquisition [Line Items]
Fair value of identifiable intangible assets	$ 9,454
Useful life	8 years
Technology [Member]
Business Acquisition [Line Items]
Fair value of identifiable intangible assets	$ 7,881
Useful life	5 years
Trademark [Member]
Business Acquisition [Line Items]
Fair value of identifiable intangible assets	$ 435
Useful life	2 years
Goodwill [Member]
Business Acquisition [Line Items]
Fair value of identifiable intangible assets	$ 14,934